PANORAMA SERIES FUND, INC.
                    LifeSpan Capital Appreciation Portfolio
                           LifeSpan Balanced Portfolio
                      LifeSpan Diversified Income Portfolio

                      Supplement dated June 1, 2000 to the
                          Prospectus dated May 1, 2000


1. The Prospectus is changed by deleting the box captioned "Value/Growth and Growth/Income Stock Components" on page 17 and replacing it with the following:

----------------------------------------------------------------------
           Value/Growth and Growth/Income Stock Components
----------------------------------------------------------------------
----------------------------------------------------------------------
                       Year Became
Portfolio Manager   Portfolio Manager       Business Experience
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       Vice  President of the Manager
                                       and of Panorama  Series  Fund,
                                       Inc.;     an    officer    and
                                       portfolio   manager  of  other
Alan Gilston              2000         Oppenheimer   funds;   he  has
                                       been  employed  as a portfolio
                                       manager by the  Manager  since
                                       1997.
----------------------------------------------------------------------




      June 1, 2000                                       PANPS.010

                           PANORAMA SERIES FUND, INC.
                      Supplement dated June 1, 2000 to the
                Statement of Additional Information dated May 1, 2000


      The Statement of Additional Information is revised as follows:

1. The supplement dated May 11, 2000 to the Statement of Additional Information dated May 1, 2000 is replaced by this sticker.

        The first sentence of the biography of George Evans on page 40 is deleted and replaced with the following:

      George Evans, Vice President and Portfolio Manager of International Growth Fund/VA, Age: 40
      Two World Trade Center, New York, NY 10048-0203

2. The first sentence of the biography of Alan Gilston on page 40 is deleted and replaced with the following:

      Alan Gilston, Vice President and Portfolio Manager of the Small Cap stock component and the International stock component of LifeSpan Capital Appreciation Portfolio and LifeSpan Balanced Portfolio, and Portfolio Manager of the Value/Growth and Growth/Income stock component of the LifeSpan Capital Appreciation Portfolio, the LifeSpan Balanced Portfolio, and the LifeSpan Diversified Income Portfolio, Age: 41

3. The biographies for Messrs. Antos, Strathearn and White on pages 39, 40 and 41 are hereby deleted.



      June 1, 2000                                       PANPX.011